Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
Class A | North America [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Class A | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class A | Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class A | Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
Class C | North America [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Class C | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class C | Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class C | Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
Class R | North America [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Class R | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class R | Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class R | Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R | Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R6 | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
Class R6 | North America [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class R6 | Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class R6 | Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R6 | Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Advisor Class | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
Advisor Class | North America [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Advisor Class | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Advisor Class | Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Advisor Class | Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class | Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Advisor Class | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Advisor Class | Brazil
Holdings [Line Items]
Percent of Total Investments	7.20%
Advisor Class | Mexico
Holdings [Line Items]
Percent of Total Investments	5.00%
Advisor Class | Colombia
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class | Ukraine
Holdings [Line Items]
Percent of Total Investments	3.70%
Advisor Class | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.50%
Advisor Class | South Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
Advisor Class | Romania
Holdings [Line Items]
Percent of Total Investments	2.90%
Advisor Class | Angola
Holdings [Line Items]
Percent of Total Investments	2.80%
Advisor Class | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	2.70%
Advisor Class | Turkey
Holdings [Line Items]
Percent of Total Investments	2.50%
Advisor Class | Iraq
Holdings [Line Items]
Percent of Total Investments	2.30%
Advisor Class | Argentina
Holdings [Line Items]
Percent of Total Investments	2.30%
Advisor Class | Suriname
Holdings [Line Items]
Percent of Total Investments	2.30%
Advisor Class | Tunisia
Holdings [Line Items]
Percent of Total Investments	2.30%
Advisor Class | Ethiopia
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Serbia
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class | Ghana
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class | El Salvador
Holdings [Line Items]
Percent of Total Investments	2.00%